UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen H Griffin
Title:                        Chief Financial Officer
Phone:                        (441) 292-1962
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           38
Form 13F Information Table Value Total:           $164,130,217

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC
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        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1  000886AF8 2234.266  3000000 SH       OTHER   LLC                 0  3000000        0
ADVANTA CORP                   CL A             007942105 1623.542   237360 SH       OTHER   LLP                 0   237360        0
AFFILIATED MANAGERS GROUP      COM              008252108    25.92      300 SH       OTHER   LLC                 0      300        0
ARCHER DANIELS MIDLAND CO      COM              039483102 185.8945     6493 SH       OTHER   LLC                 0     6493        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2 1896.389  2000000 SH       OTHER   LLC                 0  2000000        0
BLOCKBUSTER INC                CL B             093679207   4659.2  2080000 SH       OTHER   LLP                 0  2080000        0
CEPHALON INC                   NOTE 6/1         156708AL3  3333.13  2500000 SH       OTHER   LLC                 0  2500000        0
CHIPOTLE MEXICAN GRILL INC     CL B             169656204 2330.328    36400 SH       OTHER   LLP                 0    36400        0
CITIGROUP INC                  CALL             172967901      1.9      950 SH  CALL OTHER   LLC                 0      950        0
COHEN & STEERS SELECT UTIL F   COM              19248A109  4848.25   215000 SH       OTHER   LLP                 0   215000        0
DISCOVERY LABORATORIES INC N   COM              254668106 409.1953   229885 SH       SOLE                   229885        0        0
DISCOVERY LABORATORIES INC N   COM              254668106 79.92556    44902 SH       OTHER   LLC                 0    44902        0
DISCOVERY LABORATORIES INC N   COM              254668106  136.925   500000 SH       OTHER   LLC                 0   500000        0
IDT CORP                       COM              448947101   21.509    13700 SH       OTHER   LLP                 0    13700        0
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1  460690AT7 7983.782  8438000 SH       OTHER   LLC                 0  8438000        0
                                                464287234 3591.427    84010 SH       OTHER   LLP                 0    84010        0
LENNAR CORP                    CL B             526057302 1564.536   142880 SH       OTHER   LLP                 0   142880        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8 8136.537  7500000 SH       OTHER   LLC                 0  7500000        0
MIRANT CORP NEW                COM              60467R100   765.25    25000 SH       OTHER   LLC                 0    25000        0
MIRANT CORP NEW                W EXP 01/03/201  60467R118     2544   200000 SH       OTHER   LLC                 0   200000        0
MIRANT CORP NEW                W EXP 01/03/201  60467R126     2679   200000 SH       OTHER   LLC                 0   200000        0
MOLEX INC                      COM              608554101 24486.58   998230 SH       OTHER   LLP                 0   998230        0
MUELLER WTR PRODS INC          COM SER A        624758108 2314.748   254368 SH       OTHER   LLP                 0   254368        0
MUELLER WTR PRODS INC          COM SER B        624758207 2166.062   247550 SH       OTHER   LLP                 0   247550        0
MULTI FINELINE ELECTRONIX IN   COM              62541B101 3736.987   140067 SH       OTHER   LLP                 0   140067        0
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1 6290.108  6000000 SH       OTHER   LLC                 0  6000000        0
NEWS CORP                      CL B             65248E203 40699.07  2785700 SH       OTHER   LLP                 0  2785700        0
RAYTHEON CO                    W EXP 06/16/201  755111119 7839.601   384200 SH       OTHER   LLC                 0   384200        0
RETAIL VENTURES INC            COM              76128Y102  696.944   162080 SH       SOLE                   162080        0        0
RETAIL VENTURES INC            COM              76128Y102 1130.556   262920 SH       OTHER   LLP                 0   262920        0
SPDR SERIES TRUST              PUT              78464A956   18.525      390 SH  PUT  OTHER   LLC                 0      390        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100 3022.178   318124 SH       SOLE                   318124        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100 11007.17  1158650 SH       OTHER   LLP                 0  1158650        0
TELEPHONE & DATA SYS INC       COM              879433100 6983.704   164710 SH       OTHER   LLP                 0   164710        0
TEXAS INSTRS INC               COM              882508104  0.14628        6 SH       OTHER   LLC                 0        6        0
TRIZETTO GROUP INC             COM              896882107   2617.2   120000 SH       SOLE                   120000        0        0
VISTEON CORP                   COM              92839U107 1847.341   648190 SH       OTHER   LLP                 0   648190        0
ZIOPHARM ONCOLOGY INC          COM              98973P101 222.3702   145340 SH       SOLE                   145340        0        0
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